Organization and Business Description - Schedule of Operation of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 11,344,079	$ 9,365,730	$ 5,198,990
Net income (loss)	$ 2,060,482	$ 1,765,358	$ 829,557